Loans receivable (Details Narrative)		12 Months Ended
	Feb. 28, 2020 CAD ($)	Dec. 31, 2020 CAD ($) Loan	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Loans Receivable Details [Line Items]
Percentage of probability to optimistic and pessimistic scenario forecasts		100.00%
Outstanding balance of loan on deferral plan		$ 34,000
Allowance for loan losses		8,886,000	$ 16,020,000	$ 15,409,000
Provision for loan losses, recoveries		1,117,000	1,737,000
Gross loans receivable		$ 56,113,000	$ 104,675,000
Liquid Loan Portfolio [Member] | Mogo Shareholders [Member]
Loans Receivable Details [Line Items]
Gross consideration	$ 31,572,000
Gross loans receivable	29,896,000
Gains on loans receivables	1,676,000
Performance-based payment description		Mogo is also eligible for an additional performance-based payment of up to $1,500 payable upon achieving certain agreed-upon annual origination amounts under the 3-year lending partnership with the purchaser of the Liquid Sale.
Additional performance-based payments	$ 1,500,000	$ 0
Performance-based payments term	3 years
COVID-19 [Member]
Loans Receivable Details [Line Items]
Number of loans remain on deferral plan | Loan		16
Outstanding balance of loan on deferral plan		$ 34,000
Allowance for loan losses		1,049,000
Bottom of range [member]
Loans Receivable Details [Line Items]
Allowance for credit losses		361,000
Top of range [member]
Loans Receivable Details [Line Items]
Allowance for credit losses		$ 472,000